2. Basis of preparation of the consolidated financial statements (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2017 ARS ($)
DisclosureOfBasisOfPreparationOfConsolidatedFinancialStatementsLineItems [Line Items]
Share-based payments	$ 2,942
Buildings
DisclosureOfBasisOfPreparationOfConsolidatedFinancialStatementsLineItems [Line Items]
Estimated useful lives	5 to 50 years
Lands
DisclosureOfBasisOfPreparationOfConsolidatedFinancialStatementsLineItems [Line Items]
Estimated useful lives	Are not depreciated
Material and spare parts
DisclosureOfBasisOfPreparationOfConsolidatedFinancialStatementsLineItems [Line Items]
Estimated useful lives	Based on the useful life of related machinery and equipment to be replaced
Furniture, fixtures and equipment
DisclosureOfBasisOfPreparationOfConsolidatedFinancialStatementsLineItems [Line Items]
Estimated useful lives	5 to 10 years
Others
DisclosureOfBasisOfPreparationOfConsolidatedFinancialStatementsLineItems [Line Items]
Estimated useful lives	3 to 5 years